Guarantor and Non - Guarantor Condensed Consolidating Financial Statements (Details 2) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (103)	$ 84	$ 109	$ 262	$ 27
Cash flows from investing activities:
Capital expenditures	(69)	(71)	(111)	(95)	(77)
Purchases of intangible assets	(2)	(2)	(2)	(4)	(3)
Investment in joint venture			(6)		(5)
Net cash used in investing activities	(69)	(73)	(119)	(99)	(85)
Cash flows from financing activities:
Debt issuance costs	(8)	(5)	(5)	(18)	(7)
Increase (decrease) in short-term borrowings	1	(1)	1	2	(7)
Proceeds from long-term debt	559	52	52	849	106
Dividends paid within MPM Inc.				1
Dividends paid to parent			(1)	(1)
Payments of long-term debt	(487)	(61)	(88)	(890)	(158)
Payments on extinguishment of debt				(54)
Net cash used in financing activities	65	(15)	(41)	(112)	(66)
Increase (decrease) in cash and cash equivalents	(107)	(4)	(51)	51	(124)
Effect of exchange rate changes on cash	14			(7)	(6)
Cash and cash equivalents, beginning of period	203	254	254	210	340
Cash and cash equivalents, end of period	110	250	203	254	210
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(148)	(83)	(57)	(36)	(93)
Cash flows from financing activities:
Debt issuance costs	(5)	(5)	(5)	(18)	(7)
Increase (decrease) in short-term borrowings			1
Proceeds from long-term debt	250			848
Dividends paid to parent			(1)	(1)
Payments of long-term debt			(16)	(767)
Payments on extinguishment of debt				(54)
Proceeds from intercompany loans			20	20
Net borrowings between affiliates	(147)	96	93	48	144
Net cash used in financing activities	98	91	72	56	137
Increase (decrease) in cash and cash equivalents	(50)	8	15	20	44
Effect of exchange rate changes on cash	14	4	(5)	(45)	10
Cash and cash equivalents, beginning of period	41	31	31	56	2
Cash and cash equivalents, end of period	5	43	41	31	56
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	63	138	187	242	179
Cash flows from investing activities:
Capital expenditures	(28)	(34)	(56)	(51)	(33)
Purchases of intangible assets	(2)	(2)	(2)	(3)	(2)
Capital contribution			(8)	(48)	(5)
Proceeds from return of capital	36	11	25
Proceeds from disposal of assets	2
Net cash used in investing activities	6	(25)	(41)	(102)	(40)
Cash flows from financing activities:
Proceeds from long-term debt	175				100
Dividends paid within MPM Inc.	(48)	(49)	(97)	(97)	(93)
Payments of long-term debt	(95)			(100)	(150)
Proceeds from intercompany loans			20	58
Net borrowings between affiliates	(101)	(62)	(47)	48	(186)
Net cash used in financing activities	(69)	(111)	(144)	(149)	(329)
Increase (decrease) in cash and cash equivalents		2	2	(9)	(190)
Cash and cash equivalents, beginning of period	3	1	1	10	200
Cash and cash equivalents, end of period	3		3	1	10
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	30	82	79	176	45
Cash flows from investing activities:
Capital expenditures	(41)	(37)	(55)	(44)	(44)
Purchases of intangible assets				(1)	(1)
Intercompany loans			(40)	(78)
Investment in joint venture			(6)		(5)
Net cash used in investing activities	(39)	(37)	(61)	(45)	(50)
Cash flows from financing activities:
Debt issuance costs	(3)
Increase (decrease) in short-term borrowings	1	(1)		2	(7)
Proceeds from long-term debt	134	52	52	1	6
Dividends paid within MPM Inc.		(4)	(3)	(23)	(11)
Payments of long-term debt	(392)	(61)	(72)	(23)	(8)
Proceeds from capital contribution			8	48	5
Return of capital	(36)	(11)	(25)
Net borrowings between affiliates	248	(34)	(46)	(96)	42
Net cash used in financing activities	(48)	(59)	(86)	(91)	27
Increase (decrease) in cash and cash equivalents	(57)	(14)	(68)	40	22
Effect of exchange rate changes on cash		(4)	5	38	(16)
Cash and cash equivalents, beginning of period	159	222	222	144	138
Cash and cash equivalents, end of period	102	204	159	222	144
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(48)	(53)	(100)	(120)	(104)
Cash flows from investing activities:
Capital contribution			8	48	5
Intercompany loans			40	78
Proceeds from return of capital	(36)	(11)	(25)
Net cash used in investing activities	(36)	(11)	(17)	48	5
Cash flows from financing activities:
Dividends paid within MPM Inc.	48	53	100	120	104
Proceeds from capital contribution			(8)	(48)	(5)
Proceeds from intercompany loans			(40)	(78)
Return of capital	36	11	25
Net cash used in financing activities	$ 84	$ 64	$ 117	$ 72	$ 99